Property and Equipment	12 Months Ended
Jan. 02, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment:

Property and equipment consists of the following:

	Original Useful Lives	January 2, 2016	January 3, 2015
Land and land improvements	0 - 10 years	$441,048	$438,638
Buildings	30 - 40 years	468,237	460,187
Building and leasehold improvements	3 - 30 years	418,352	394,259
Furniture, fixtures and equipment	3 - 20 years	1,464,791	1,402,563
Vehicles	2 - 13 years	25,060	37,051
Construction in progress		106,855	71,691
		2,924,343	2,804,389
Less - Accumulated depreciation		(1,489,766)	(1,372,359)
Property and equipment, net		$1,434,577	$1,432,030

Depreciation expense was $223,728, $235,040 and $199,821 for 2015, 2014 and 2013, respectively. The Company capitalized $13,529, $11,436 and $11,534 incurred for the development of internal use computer software during 2015, 2014 and 2013, respectively. These costs are included in the furniture, fixtures and equipment category above and are depreciated on the straight-line method over three to ten years.